Debt Level 4 Debt (Details) (USD $)	6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Asset-based revolving credit facility [Member]	Dec. 31, 2012 Asset-based revolving credit facility [Member]	Jun. 30, 2013 Asset-based revolving credit facility [Member]	Dec. 31, 2011 Asset-based revolving credit facility [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2012 7.125% senior subordinated notes	Dec. 31, 2011 7.125% senior subordinated notes	Dec. 31, 2012 Cash [Member] 7.125% senior subordinated notes	Dec. 31, 2012 Senior Notes [Member] 7.125% senior subordinated notes
Debt Instrument [Line Items]
Asset-based revolving credit facility						$ 25,000,000	$ 25,000,000	$ 0	$ 0
Long-term debt (senior notes)										250,000,000	250,000,000	0	0	219,560,000
Long-term debt	250,000,000		275,000,000	219,560,000
7.125% senior subordinated notes, face amount													400,000,000
Interest rate										6.375%	6.375%		7.125%
Repayment of senior subordinated notes	80,000,000	0	244,560,000	0	128,451,000	25,000,000							75,000,000		25,000,000	144,600,000
Proceeds from Revolving Credit Facility							50,000,000
Interest paid, net	9,200,000	8,400,000	18,100,000	16,700,000	18,600,000								1,000,000
Proceeds from issuance of 6.375% senior notes	$ 55,000,000	$ 0	$ 300,000,000	$ 0	$ 45,000,000					$ 250,000,000
Senior notes interest rate, Description			If we fail to satisfy these obligations, we will pay additional interest up to 0.25% per annum to holders of the Senior Notes for the first 90-day period immediately following such date and an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum rate of 1.0% per annum.